Taxation - Summary of Movements in Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period		¥ (15,199)	¥ (10,202)
(Charged)/Credited to net profit		6,741	3,485
(Charged)/Credited to other comprehensive income
- Available-for-sale securities		677	(9,446)
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders		448	990
- Others		(27)	(26)
Net deferred tax assets/(liabilities) at end of period		(7,360)	(15,199)
Insurance [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period	[1]	4,334	1,557
(Charged)/Credited to net profit	[1]	2,862	1,787
(Charged)/Credited to other comprehensive income
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[1]	448	990
Net deferred tax assets/(liabilities) at end of period	[1]	7,644	4,334
Investments [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period	[2]	(22,386)	(14,673)
(Charged)/Credited to net profit	[2]	3,534	1,759
(Charged)/Credited to other comprehensive income
- Available-for-sale securities	[2]	677	(9,446)
- Others	[2]	(27)	(26)
Net deferred tax assets/(liabilities) at end of period	[2]	(18,202)	(22,386)
Others [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax assets/(liabilities) at beginning of period	[3]	2,853	2,914
(Charged)/Credited to net profit	[3]	345	(61)
(Charged)/Credited to other comprehensive income
Net deferred tax assets/(liabilities) at end of period	[3]	¥ 3,198	¥ 2,853

[1]	The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.
[2]	The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities, securities at fair value through profit or loss, and others.
[3]	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.